UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, August 14, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:  $274,989

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Acuity Brands Inc                    COM   00508Y102   3756     206350   SH         SOLE        14000       192350
Amli Residential                     COM   001735109   6051     232725   SH         SOLE        14400       218325
Berkshire Hathaway Inc Del Cl B      COM   084670207  17841       7986   SH         SOLE          323         7663
Carecentric Inc                      COM   14166Y106     25      48690   SH         SOLE         1926        46764
Cathay Bancorp Inc                   COM   149150104  11097     267403   SH         SOLE         9800       257603
Cendant Corp                         COM   151313103  22342    1406950   SH         SOLE        54000      1352950
Chateau Cmntys Inc                   COM   161726104  14434     471688   SH         SOLE        15900       455788
CVS Corp		             COM   126650100  18524     605350   SH         SOLE        25700       579650
Dentsply Intl Inc New                COM   249030107  19471     527524   SH         SOLE        23700       503824
Devon Energy                         COM   25179M103   9504     192850   SH         SOLE         9100       183750
Equity Office Properties Trust       COM   294741103  15238     506250   SH         SOLE        23500       482750
Federal Home Ln Mtg Corp             COM   313400301  10506     171665   SH         SOLE         7300       164365
G & K Svcs Inc                       COM   361268105    601      17550   SH         SOLE            0        17550
GBC Bancorp Calif                    COM   361475106  10615     366650   SH         SOLE        12100       354550
Hanmi Finl Corp                      COM   410495105   9874     576054   SH         SOLE        20254       555800
International Speedway Corp Cl A     COM   460335201   8450     210724   SH         SOLE         6700       204024
Littelfuse Inc                       COM   537008104   4549     196650   SH         SOLE         7400       189250
Mercury General Corp New             COM   589400100  22666     467343   SH         SOLE        23200       444143
Mestek Inc                           COM   590829107   5576     291947   SH         SOLE        11300       280647
National Golf Pptys Inc              COM   63623G109   7782     910175   SH         SOLE        36000       874175
Northeast Utils                      COM   664397106   8408     447000   SH         SOLE        12000       435000
Orthodontic Ctrs Amer Inc            COM   68750P103   7300	316700   SH         SOLE        13700       303000
Post Pptys Inc                       COM   737464107   5335     176887   SH         SOLE        10700       166187
Prima Energy Corp	             COM   741901201   1513      66400   SH         SOLE            0        66400
Silicon Vy Bancshares                COM   827064106    532      20200   SH         SOLE            0        20200
Sun Communities Inc                  COM   866674104   9181     219910   SH         SOLE        11700       208210
Viad Corp                            COM   92552R109  11974     460550   SH         SOLE        19000       441550
Washington Post Co                   COM   939640108  11846      21735   SH         SOLE          925        20810